Schedule of Investments (unaudited)	iShares® Factors US Mid Blend Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
BWX Technologies Inc.	87	$5,056
Howmet Aerospace Inc.(a)	76	2,620
Teledyne Technologies Inc.(a)	10	4,188
		11,864
Air Freight & Logistics — 0.6%
Expeditors International of Washington Inc.	298	37,727

Airlines — 0.1%
Copa Holdings SA, Class A, NVS(a)	71	5,348

Automobiles — 0.0%
Harley-Davidson Inc.	53	2,428

Banks — 1.4%
Citizens Financial Group Inc.	333	15,275
Comerica Inc.	186	13,269
First Citizens BancShares Inc./NC, Class A	4	3,331
First Hawaiian Inc.	73	2,069
Popular Inc.	648	48,633
Regions Financial Corp.	352	7,103
		89,680
Beverages — 0.1%
Boston Beer Co. Inc. (The), Class A, NVS(a)	8	8,166

Biotechnology — 1.4%
Acceleron Pharma Inc.(a)	154	19,326
Alexion Pharmaceuticals Inc.(a)	133	24,433
Horizon Therapeutics PLC(a)	221	20,695
Neurocrine Biosciences Inc.(a)	165	16,058
United Therapeutics Corp.(a)	57	10,226
		90,738
Building Products — 3.3%
Armstrong World Industries Inc.	76	8,152
AZEK Co. Inc. (The)(a)	259	10,997
Carrier Global Corp.	959	46,608
Fortune Brands Home & Security Inc.	17	1,693
Lennox International Inc.	124	43,499
Masco Corp.	414	24,389
Trane Technologies PLC.	160	29,462
Trex Co. Inc.(a)	541	55,296
		220,096
Capital Markets — 6.1%
Ameriprise Financial Inc.	225	55,998
Evercore Inc., Class A	726	102,199
Franklin Resources Inc.	89	2,847
Invesco Ltd.	212	5,667
Jefferies Financial Group Inc.	2,697	92,237
Lazard Ltd., Class A	925	41,856
LPL Financial Holdings Inc.	160	21,597
MSCI Inc.	80	42,646
Raymond James Financial Inc.	133	17,277
State Street Corp.	193	15,880
		398,204
Chemicals — 1.1%
Axalta Coating Systems Ltd.(a)	68	2,073
Celanese Corp.	22	3,335
CF Industries Holdings Inc.	138	7,100
Chemours Co. (The)	196	6,821
FMC Corp.	23	2,489
Security	Shares	Value

Chemicals (continued)
NewMarket Corp.	2	$644
PPG Industries Inc.	35	5,942
Scotts Miracle-Gro Co. (The)	197	37,808
Valvoline Inc.	132	4,285
		70,497
Commercial Services & Supplies — 0.7%
ADT Inc.	229	2,471
Cintas Corp.	68	25,976
Clean Harbors Inc.(a)	20	1,863
IAA Inc.(a)	174	9,490
Republic Services Inc.	85	9,351
		49,151
Communications Equipment — 2.2%
Arista Networks Inc.(a)(b)	37	13,405
Ciena Corp.(a)	339	19,286
F5 Networks Inc.(a)	61	11,386
Lumentum Holdings Inc.(a)(b)	213	17,472
Motorola Solutions Inc.	250	54,213
Ubiquiti Inc.	92	28,722
		144,484
Construction & Engineering — 0.1%
Quanta Services Inc.	72	6,521

Construction Materials — 0.0%
Eagle Materials Inc.	7	995

Consumer Finance — 3.4%
Ally Financial Inc.	1,257	62,649
Discover Financial Services	304	35,960
OneMain Holdings Inc.	785	47,029
Santander Consumer USA Holdings Inc.	261	9,480
SLM Corp.	92	1,927
Synchrony Financial	1,141	55,361
Upstart Holdings Inc.(a)	90	11,241
		223,647
Containers & Packaging — 2.1%
Amcor PLC	5,200	59,592
Ardagh Group SA	43	1,054
Avery Dennison Corp.	140	29,434
Graphic Packaging Holding Co.	378	6,857
International Paper Co.	131	8,032
Sealed Air Corp.	392	23,226
Silgan Holdings Inc.	204	8,466
		136,661
Distributors — 0.7%
Pool Corp.	93	42,655

Diversified Consumer Services — 0.3%
H&R Block Inc.	777	18,244
Service Corp. International	35	1,876
		20,120
Diversified Financial Services — 0.4%
Equitable Holdings Inc.	932	28,379

Diversified Telecommunication Services — 0.3%
Lumen Technologies Inc.	1,463	19,882

Electric Utilities — 2.3%
Alliant Energy Corp.	22	1,227
Entergy Corp.	388	38,684

Schedule of Investments (unaudited) (continued)	iShares® Factors US Mid Blend Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
FirstEnergy Corp.	581	$21,619
Hawaiian Electric Industries Inc.	65	2,748
IDACORP Inc.	237	23,107
NRG Energy Inc.	940	37,882
OGE Energy Corp.	39	1,312
Pinnacle West Capital Corp.	281	23,034
		149,613
Electrical Equipment — 1.2%
Generac Holdings Inc.(a)	36	14,945
nVent Electric PLC	762	23,805
Rockwell Automation Inc.	73	20,880
Shoals Technologies Group Inc., Class A(a)(b)	466	16,543
		76,173
Electronic Equipment, Instruments & Components — 2.7%
Arrow Electronics Inc.(a)	24	2,732
Avnet Inc.	310	12,425
CDW Corp./DE	193	33,707
Corning Inc.	14	573
Jabil Inc.	354	20,574
Keysight Technologies Inc.(a)	185	28,566
SYNNEX Corp.	106	12,907
Vontier Corp.	793	25,836
Zebra Technologies Corp., Class A(a)	74	39,182
		176,502
Entertainment — 1.9%
Playtika Holding Corp.(a)	3,172	75,620
Spotify Technology SA(a)(b)	6	1,654
Take-Two Interactive Software Inc.(a)	134	23,721
Zynga Inc., Class A(a)	2,235	23,758
		124,753
Equity Real Estate Investment Trusts (REITs) — 4.4%
Boston Properties Inc.	44	5,042
Brixmor Property Group Inc.	1,769	40,492
Brookfield Property REIT Inc., Class A	1,587	29,979
Duke Realty Corp.	102	4,830
Equity Residential	234	18,018
First Industrial Realty Trust Inc.	84	4,387
Gaming and Leisure Properties Inc.	334	15,474
Highwoods Properties Inc.	354	15,990
Iron Mountain Inc.	9	381
Kimco Realty Corp.	1,278	26,646
SL Green Realty Corp.	585	46,800
Spirit Realty Capital Inc.	130	6,219
VEREIT Inc.	1,030	47,308
Weingarten Realty Investors	884	28,350
		289,916
Food & Staples Retailing — 2.4%
Albertsons Companies Inc., Class A	4,176	82,100
Grocery Outlet Holding Corp.(a)	568	19,687
Kroger Co. (The)	1,280	49,037
U.S. Foods Holding Corp.(a)	206	7,902
		158,726
Food Products — 1.0%
Campbell Soup Co.	187	8,525
Flowers Foods Inc.	1,310	31,702
Hershey Co. (The)	134	23,340
		63,567
Security	Shares	Value

Health Care Equipment & Supplies — 2.4%
Hologic Inc.(a)	370	$24,687
IDEXX Laboratories Inc.(a)	86	54,313
Insulet Corp.(a)	43	11,804
Novocure Ltd.(a)	89	19,742
Quidel Corp.(a)(b)	178	22,805
ResMed Inc.	27	6,656
STERIS PLC	75	15,473
West Pharmaceutical Services Inc.	4	1,436
		156,916
Health Care Providers & Services — 4.0%
Amedisys Inc.(a)	91	22,289
Cardinal Health Inc.	288	16,442
Chemed Corp.	63	29,893
DaVita Inc.(a)	253	30,469
Encompass Health Corp.	168	13,109
Guardant Health Inc.(a)	9	1,118
Laboratory Corp. of America Holdings(a)	5	1,379
McKesson Corp.	180	34,423
Molina Healthcare Inc.(a)	138	34,922
Quest Diagnostics Inc.	158	20,851
Signify Health Inc., Class A(a)	1,541	46,893
Universal Health Services Inc., Class B	75	10,982
		262,770
Health Care Technology — 0.6%
Cerner Corp.	26	2,032
Veeva Systems Inc., Class A(a)	117	36,381
		38,413
Hotels, Restaurants & Leisure — 1.1%
Domino’s Pizza Inc.	93	43,384
Hilton Worldwide Holdings Inc.(a)	3	362
Planet Fitness Inc., Class A(a)	9	677
Travel + Leisure Co.	104	6,183
Wendy’s Co. (The)	209	4,895
Yum China Holdings Inc.	282	18,682
		74,183
Household Durables — 1.6%
DR Horton Inc.	32	2,892
Garmin Ltd.	149	21,551
Newell Brands Inc.	412	11,318
NVR Inc.(a)	1	4,973
PulteGroup Inc.	526	28,704
Tempur Sealy International Inc.	677	26,532
Toll Brothers Inc.	8	462
Whirlpool Corp.	32	6,977
		103,409
Household Products — 0.5%
Clorox Co. (The)	118	21,230
Spectrum Brands Holdings Inc.	108	9,184
		30,414
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp. (The)	335	8,734
Vistra Corp.	2,793	51,810
		60,544
Insurance — 3.8%
American Financial Group Inc./OH	229	28,561
Assured Guaranty Ltd.	213	10,113
Athene Holding Ltd., Class A(a)	211	14,242
Brighthouse Financial Inc.(a)	587	26,732

Schedule of Investments (unaudited) (continued)	iShares® Factors US Mid Blend Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Fidelity National Financial Inc.	392	$17,036
First American Financial Corp.	210	13,093
Hanover Insurance Group Inc. (The)	93	12,615
Hartford Financial Services Group Inc. (The)	267	16,546
Mercury General Corp.	44	2,858
Primerica Inc.	248	37,979
Principal Financial Group Inc.	442	27,930
Unum Group	287	8,151
White Mountains Insurance Group Ltd.(b)	27	30,997
		246,853
Interactive Media & Services — 0.7%
Match Group Inc.(a)	224	36,120
Pinterest Inc., Class A(a)	154	12,158
		48,278
Internet & Direct Marketing Retail — 1.1%
Etsy Inc.(a)	118	24,289
Qurate Retail Inc., Series A	1,172	15,341
Wayfair Inc., Class A(a)(b)	104	32,834
		72,464
IT Services — 3.6%
Akamai Technologies Inc.(a)(b)	46	5,364
Amdocs Ltd.	159	12,300
Concentrix Corp.(a)	166	26,693
Euronet Worldwide Inc.(a)	24	3,248
GoDaddy Inc., Class A(a)	156	13,566
MongoDB Inc.(a)	38	13,738
Okta Inc.(a)	99	24,223
Paychex Inc.	337	36,160
StoneCo Ltd., Class A(a)	416	27,897
VeriSign Inc.(a)	238	54,190
Western Union Co. (The)	732	16,814
		234,193
Leisure Products — 0.8%
Brunswick Corp./DE	75	7,472
Peloton Interactive Inc., Class A(a)	186	23,068
Polaris Inc.	139	19,037
		49,577
Life Sciences Tools & Services — 2.1%
Agilent Technologies Inc.	54	7,982
Avantor Inc.(a)	486	17,258
Bruker Corp.	236	17,931
Charles River Laboratories International Inc.(a)	17	6,289
IQVIA Holdings Inc.(a)	36	8,723
Maravai LifeSciences Holdings Inc., Class A(a)	274	11,434
Mettler-Toledo International Inc.(a)	20	27,707
PerkinElmer Inc.	13	2,007
PPD Inc.(a)	84	3,872
Repligen Corp.(a)	19	3,793
Sotera Health Co.(a)	876	21,225
Syneos Health Inc.(a)	37	3,311
Waters Corp.(a)	19	6,567
		138,099
Machinery — 4.3%
AGCO Corp.	166	21,643
Allison Transmission Holdings Inc.	1,066	42,363
Crane Co.	47	4,341
Dover Corp.	161	24,247
Graco Inc.	39	2,952
Oshkosh Corp.	33	4,113
Security	Shares	Value

Machinery (continued)
Otis Worldwide Corp.	1,774	$145,060
Pentair PLC	285	19,235
Toro Co. (The)	140	15,383
		279,337
Media — 1.3%
Altice USA Inc., Class A(a)	95	3,243
Discovery Inc., Class A(a)	185	5,676
Discovery Inc., Class C, NVS(a)	69	2,000
Fox Corp., Class A, NVS	400	14,852
Interpublic Group of Companies Inc. (The)	391	12,704
New York Times Co. (The), Class A	80	3,484
News Corp., Class A, NVS	321	8,272
News Corp., Class B	445	10,836
Nexstar Media Group Inc., Class A	26	3,845
Omnicom Group Inc.	157	12,558
Sirius XM Holdings Inc.	1,415	9,254
		86,724
Metals & Mining — 1.2%
Nucor Corp.	53	5,084
Reliance Steel & Aluminum Co.	343	51,759
Royal Gold Inc.	61	6,960
Steel Dynamics Inc.	225	13,410
		77,213
Mortgage Real Estate Investment — 0.0%
AGNC Investment Corp.	177	2,990

Multi-Utilities — 1.3%
Ameren Corp.	300	24,012
CenterPoint Energy Inc.	198	4,855
CMS Energy Corp.	59	3,486
DTE Energy Co.	232	30,067
MDU Resources Group Inc.	424	13,288
NiSource Inc.	113	2,768
Public Service Enterprise Group Inc.	28	1,673
WEC Energy Group Inc.	77	6,849
		86,998
Multiline Retail — 0.4%
Kohl’s Corp.	331	18,241
Nordstrom Inc.(a)	228	8,338
		26,579
Oil, Gas & Consumable Fuels — 1.6%
Antero Midstream Corp.	2,222	23,087
APA Corp.	507	10,966
Devon Energy Corp.	1,545	45,099
Marathon Oil Corp.	1,947	26,518
		105,670
Personal Products — 0.5%
Herbalife Nutrition Ltd.(a)	603	31,796

Pharmaceuticals — 0.4%
Jazz Pharmaceuticals PLC(a)	22	3,908
Royalty Pharma PLC, Class A	565	23,159
		27,067
Professional Services — 3.0%
Booz Allen Hamilton Holding Corp.	879	74,873
CACI International Inc., Class A(a)(b)	60	15,307
Dun & Bradstreet Holdings Inc.(a)	806	17,224
FTI Consulting Inc.(a)	182	24,863
Leidos Holdings Inc.	99	10,009

Schedule of Investments (unaudited) (continued)	iShares® Factors US Mid Blend Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
ManpowerGroup Inc.	76	$9,037
Nielsen Holdings PLC	241	5,946
Robert Half International Inc.	369	32,830
Science Applications International Corp.	43	3,772
TransUnion	49	5,381
		199,242
Road & Rail — 0.3%
Landstar System Inc.	26	4,108
Old Dominion Freight Line Inc.	26	6,599
Schneider National Inc., Class B	493	10,733
		21,440
Semiconductors & Semiconductor Equipment — 2.6%
Allegro MicroSystems Inc.(a)(b)	136	3,767
Cirrus Logic Inc.(a)	198	16,854
Enphase Energy Inc.(a)	212	38,930
Entegris Inc.	44	5,411
Maxim Integrated Products Inc.	241	25,392
Qorvo Inc.(a)	208	40,695
Teradyne Inc.(b)	311	41,661
Universal Display Corp.	6	1,334
		174,044
Software — 9.8%
Anaplan Inc.(a)	212	11,300
Aspen Technology Inc.(a)	292	40,162
Avalara Inc.(a)	99	16,018
Cadence Design Systems Inc.(a)	384	52,539
CDK Global Inc.	124	6,162
Citrix Systems Inc.	211	24,744
Cloudflare Inc., Class A(a)	67	7,091
Crowdstrike Holdings Inc., Class A(a)	270	67,854
Datadog Inc., Class A(a)	28	2,914
Dropbox Inc., Class A(a)	737	22,338
Dynatrace Inc.(a)	351	20,505
Everbridge Inc.(a)	21	2,858
Fair Isaac Corp.(a)	97	48,760
FireEye Inc.(a)	442	8,937
Five9 Inc.(a)	4	734
Fortinet Inc.(a)	237	56,451
HubSpot Inc.(a)	64	37,294
Manhattan Associates Inc.(a)	263	38,093
McAfee Corp., Class A	915	25,638
NortonLifeLock Inc.	47	1,279
Nuance Communications Inc.(a)	113	6,152
Nutanix Inc., Class A(a)	286	10,931
Palo Alto Networks Inc.(a)	59	21,892
RingCentral Inc., Class A(a)	56	16,273
Slack Technologies Inc., Class A(a)	475	21,043
Smartsheet Inc., Class A(a)	244	17,646
Synopsys Inc.(a)	100	27,579
Teradata Corp.(a)	88	4,397
Zscaler Inc.(a)	124	26,791
		644,375
Specialty Retail — 5.2%
AutoNation Inc.(a)	201	19,057
AutoZone Inc.(a)	28	41,782
Best Buy Co. Inc.	380	43,692
Burlington Stores Inc.(a)	55	17,710
Dick’s Sporting Goods Inc.	344	34,465
Foot Locker Inc.	382	23,543
Security	Shares	Value

Specialty Retail (continued)
Gap Inc. (The)	179	$6,023
L Brands Inc.	267	19,240
Leslie’s Inc.(a)	1,246	34,253
O’Reilly Automotive Inc.(a)	68	38,502
Penske Automotive Group Inc.	63	4,756
Tractor Supply Co.	102	18,978
Williams-Sonoma Inc.	265	42,307
		344,308
Technology Hardware, Storage & Peripherals — 2.0%
Hewlett Packard Enterprise Co.	2,909	42,413
HP Inc.	1,233	37,224
NCR Corp.(a)	44	2,007
NetApp Inc.	285	23,319
Pure Storage Inc., Class A(a)	93	1,816
Xerox Holdings Corp.	1,093	25,675
		132,454
Textiles, Apparel & Luxury Goods — 1.4%
Carter’s Inc.	121	12,484
Columbia Sportswear Co.	170	16,721
Lululemon Athletica Inc.(a)	94	34,307
Ralph Lauren Corp.	240	28,274
Tapestry Inc.(a)	77	3,348
		95,134
Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	169	2,298

Trading Companies & Distributors — 0.5%
MSC Industrial Direct Co. Inc., Class A	103	9,242
United Rentals Inc.(a)	9	2,871
WW Grainger Inc.	54	23,652
		35,765
Water Utilities — 0.1%
American Water Works Co. Inc.	32	4,932

Total Common Stocks — 99.5%
(Cost: $4,748,380)		6,540,972

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	146,789	146,877
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	20,000	20,000
		166,877
Total Short-Term Investments — 2.5%
(Cost: $166,868)		166,877

Total Investments in Securities — 102.0%
(Cost: $4,915,248)		6,707,849

Other Assets, Less Liabilities — (2.0)%		(134,746)

Net Assets — 100.0%		$6,573,103

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Factors US Mid Blend Style ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$199,282	$—		$(52,422	)(a)	$8	$9	$146,877	146,789	$582	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	10,000	(a)	—		—	—	20,000	20,000	1		—
						$8	$9	$166,877		$583		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs & Co.(b)	02/27/23	$19,874	$(339	)(c)	$19,484	0.3%
					$(339)		$19,484

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $51 of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b)
Range:	65 basis points
Benchmarks:	USD - 1M US Dollar LIBOR BBA

Schedule of Investments (unaudited) (continued)	iShares® Factors US Mid Blend Style ETF
June 30, 2021

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of June 30, 2021 expiration 2/27/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Insurance
Assured Guaranty Ltd.	248	$11,775	60.4%
Fidelity National Financial Inc.	153	6,649	34.1
	Shares	Value	% of Basket Value
First American Financial Corp.	17	$1,060	5.5

Net Value of Reference Entity — Goldman Sachs & Co.	.	$19,484

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,540,972	$—	$—	$6,540,972
Money Market Funds	166,877	—	—	166,877
	$6,707,849	$—	$—	$6,707,849
Derivative financial instruments(a)
Liabilities
Swaps	$—	$(339)	$—	$(339)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust